Document and Entity Information	Nov. 12, 2026
Cover [Abstract]
Amendment Flag	false
Entity Central Index Key	0001382101
Document Type	8-K
Document Period End Date	Nov. 12, 2026
Entity Registrant Name	SUTRO BIOPHARMA, INC.
Entity Incorporation, State or Country Code	DE
Entity File Number	001-38662
Entity Tax Identification Number	47-0926186
Entity Address, Address Line One	111 Oyster Point Blvd
Entity Address, City or Town	South San Francisco
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	94080
City Area Code	650
Local Phone Number	881-6500
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, $0.001 par value
Trading Symbol	STRO
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false